Held-to-Maturity Securities (Details) - Debt securities - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Held-to-Maturity Securities
Amortized cost	¥ 1,807,403	¥ 3,768,338
Amount of unrealized holding gain	17,403	50,838
Amount of impairment recognized for held-to-maturity securities	0	0
Amount of held-to-maturity securities sold	¥ 0	¥ 0